Annual Fund Operating Expenses - Simplify Government Money Market ETF - Simplify Government Money Market ETF [Default Label]	Jul. 11, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.15%

[1]	Pursuant to a management agreement, Simplify Asset Management, Inc. (the “adviser”) pays all operating expenses of the Fund other than interest expenses, taxes, brokerage expenses, Rule 12b-1 fees (if any), acquired fund fees and expenses, expenses incidental to a meeting of the Fund’s shareholders, and the management fee.
[2]	Other Expenses are estimated for the current fiscal year.